       As filed with the Securities and Exchange Commission on February 28, 2005
                                                      Registration No. 333-70864


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
 (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


   [ ] on April 30, 2005 pursuant to paragraph (b) of Rule 485


   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


   [X] on April 30, 2005 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM
PART A      CAPTION IN PROSPECTUS
--------    ---------------------
1           Cover Page
2           Special Terms
3           Summary
4           Performance Data; Financial Statements
5           General Information about The Manufacturers Life Insurance Company
            (U.S.A.), The Manufacturers Life Insurance Company (U.S.A.) Separate
            Account H and Manufacturers Investment Trust
6           Charges and Deductions; Administration Fees; Reduction or
            Elimination of Annual Administration Fee; Mortality and Expense Risk
            Charge; Taxes; Appendix A; Appendix B
7           Accumulation Provisions; Purchase Payments; Accumulation Units; Net
            Investment Factor; Transfers Among Investment Options; Telephone
            Transactions; Special Transfer Services-Dollar Cost Averaging;
            Withdrawals; Special Withdrawal Services-Income Plan; Owner
            Inquiries; Other Contract Provisions; Ownership; Beneficiary;
            Modification Annuity Provisions; General; Annuity Options;
            Determination of Amount of the First Variable Annuity Payment;
            Annuity Units and the Determination of Subsequent Variable Annuity
            Payments; Transfers After Maturity Date
9           Accumulation Provisions; Death Benefit Before Maturity Date; Annuity
            Provisions; Death Benefit on or After Maturity Date
10          Accumulation Provisions; Purchase Payments; Accumulation Units;
            Value of Accumulation Units; Net Investment Factor; Distribution of
            Contracts
11          Withdrawals; Restrictions under the Texas Optional Retirement
            Program; Accumulation Provisions; Purchase Payments; Other Contract
            Provisions; Ten Day Right to Review
12          Federal Tax Matters; Introduction; The Company's Tax Status;
            Taxation of Annuities in General; Diversification Requirements;
            Qualified Retirement Plans
13          Legal Proceedings
14          Statement of Additional Information - Table of Contents

            CAPTION IN STATEMENT OF
PART B      ADDITIONAL INFORMATION
------      ----------------------
15          Cover Page
16          Table of Contents
17          General Information and History
18          Services-Independent Auditors; Services-Servicing Agent
19          Not Applicable
20          Services-Principal Underwriter
21          Performance Data
22          Not Applicable
23          Audited Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

         Annuity Service Office                       Mailing Address
           601 Congress Street                     Post Office Box 55230
   Boston, Massachusetts 02210-2805          Boston, Massachusetts 02205-5230
   (617) 663-3000 or (800) 344-1029              www.johnhancockannuities.com



                         Prospectus dated April 30, 2005



                                for interests in



        John Hancock Life Insurance Company (U.S.A.) Separate Account H*

                       Interests are made available under

                            STRATEGY VARIABLE ANNUITY



           a flexible purchase payment deferred combination fixed and variable annuity contract issued by

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)*



Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract . Below is a list of the variable investment options. There are two fixed investment options.



Science & Technology              American Growth                  Equity-Income
Pacific Rim                       U.S. Global Leaders Growth D     American Blue Chip Income and
Health Sciences                   Quantitative All Cap             Growth
Emerging Growth                   All Cap Core                     Income & Value
                                  Large Cap Growth
Emerging Small Company            Total Stock Market Index         PIMCO VIT All Asset Portfolio
Small Cap                         Blue Chip Growth                 Global Allocation
Small Cap Index                   U.S. Large Cap                   High Yield
Small Company                     Core Equity                      U.S. High Yield Bond
Dynamic Growth                    Strategic Value                  Strategic Bond
Mid Cap Stock                     Large Cap Value                  Strategic Income
Natural Resources                 Classic Value                    Global Bond
All Cap Growth                    Utilities                        Investment Quality Bond
Strategic Opportunities           Real Estate Securities           Total Return
Financial Services                Small Cap Opportunities          Real Return Bond
International Opportunities
International Stock               Small Company Value
International Small Cap           Special Value                    Core Bond
International Equity Index                                         Active Bond
                                  Mid Cap Value                    U.S. Government Securities
                                  Value
                                  All Cap Value                    Money Market
American International            500 Index                        Lifestyle Aggressive 1000
International Value                                                Lifestyle Growth 820
Quantitative Mid Cap              Fundamental Value                Lifestyle Balanced 640
Mid Cap Index                     Growth & Income                  Lifestyle Moderate 460
Mid Cap Core                      Large Cap                        Lifestyle Conservative 280
Global                            Quantitative Value
Capital Appreciation              American Growth -Income



Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Variable Account and the variable portion of the contract that the contract owner ("you") should know before investing. The contracts have not been approved or disapproved by the Securities and Exchange Commission ("SEC") . Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.



*Before January 1, 2005, we were known as "The Manufacturers Life Insurance Company (U.S.A.)" and we referred to the Variable Account as "The Manufacturers Life Insurance Company (U.S.A.) Separate Account H."

In this Prospectus, we refer to the issuer of the contract as "John Hancock USA," "we," "us," "our," or "the Company." We use the word "contract" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. (An individual contract will usually be issued only where a group contract may not be used.) Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "Variable Account").


                                TABLE OF CONTENTS


SUMMARY.......................................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS.........
     John Hancock USA .....................................................
     The Variable Account.....................................................
     The Portfolios...........................................................
DESCRIPTION OF THE CONTRACT...................................................
   ELIGIBLE GROUPS AND INDIVIDUALS............................................
   ACCUMULATION PERIOD PROVISIONS.............................................
     Purchase Payments........................................................
     Accumulation Units.......................................................
     Value of Accumulation Units..............................................
     Net Investment Factor....................................................
     Transfers Among Investment Options
     Maximum Number of Investment Options.....................................
     Telephone Transactions...................................................
     Special Transfer Services - Dollar Cost Averaging........................
     Asset Rebalancing Program................................................
     Withdrawals..............................................................
     Special Withdrawal Services - The Income Plan............................
     Death Benefit During Accumulation Period.................................
   PAY-OUT PERIOD PROVISIONS..................................................
     General..................................................................
     Annuity Options..........................................................
     Determination of Amount of the First Variable
     Annuity Benefit Payment..................................................
     Annuity Units and the Determination of Subsequent
     Variable Annuity Benefit Payments........................................
     Transfers During Pay-out Period
     Death Benefit During Pay-out Period......................................
   OTHER CONTRACT PROVISIONS..................................................
     Ten Day Right to Review..................................................
     Ownership................................................................
     Annuitant................................................................
     Beneficiary..............................................................
     Company Approval.........................................................
     Modification.............................................................
     Discontinuance of New Owners.............................................
     Misstatement and Proof of Age, Sex or Survival...........................
   FIXED ACCOUNT INVESTMENT OPTION............................................
CHARGES AND DEDUCTIONS........................................................
     Administration Fees......................................................
     Reduction or Elimination of Annual Administration Fees...................
     Mortality and Expense Risks Charge.......................................
     Taxes....................................................................
   EXPENSES OF DISTRIBUTING THE CONTRACT......................................
FEDERAL TAX MATTERS...........................................................
   INTRODUCTION...............................................................
   OUR TAX STATUS.............................................................
   TAXATION OF ANNUITIES IN GENERAL...........................................
     Tax Deferral During Accumulation Period..................................
     Taxation of Partial and Full Withdrawals.................................
     Taxation of Annuity Benefit Payments.....................................
     Taxation of Death Benefit Proceeds.......................................
     Penalty Tax on Premature Distributions...................................
     Aggregation of Contracts.................................................
     Loss of Interest Deduction Where Contracts are Held by
     or for the Benefit of Certain Non-Natural Persons........................
   QUALIFIED RETIREMENT PLANS.................................................
     Direct Rollovers.........................................................
     Loans....................................................................
   FEDERAL INCOME TAX WITHHOLDING.............................................
GENERAL MATTERS...............................................................
     Asset Allocation Services................................................
     Restrictions Under The Texas Optional   Retirement Program...............
     Distribution of Contracts................................................
     Contract Owner Inquiries.................................................
     Confirmation Statements..................................................
     Legal Proceedings........................................................
     Cancellation of Contract.................................................
     Voting Interest..........................................................
     Reinsurance Arrangements.................................................
APPENDIX A: SPECIAL TERMS.....................................................
APPENDIX B: STATE PREMIUM TAXES...............................................
APPENDIX C: QUALIFIED PLAN TYPES..............................................
APPENDIX D: PRIOR CONTRACTS...................................................
APPENDIX U: TABLE OF ACCUMULATION UNIT VALUES.................................


THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION LISTS THE FOLLOWING SUBJECTS THAT IT COVERS:


GENERAL INFORMATION AND HISTORY.....................................
ACCUMULATION UNIT VALUE TABLES......................................
SERVICES............................................................
         Independent Auditors.......................................
         Servicing Agent............................................
         Principal Underwriter......................................
APPENDIX A:  AUDITED FINANCIAL STATEMENTS...........................

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contracts offered by this Prospectus are a group contract, including an owner's participating interest in the group contract, and an individual contract. Usually, a group contract certificate will be issued. An individual contract is intended for use where a group contract is not available. Specific accounts are maintained under a group contract for each member of an eligible group participating in the contract as evidenced by the issuance of a certificate. The contracts provide for the accumulation of contract values prior to the maturity date (the "ACCUMULATION" period) and the payment of annuity benefits on a variable and/or fixed basis (the "PAY-OUT" period).

The contracts are designed primarily as funding vehicles for "asset based fee arrangements" offered by brokerage firms which may charge an additional fee for their services. We will treat any such fees assessed against the contract as partial withdrawals from the contract. See "Federal Tax Matters" for further information on the tax implications of assessing such fees against the contract.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACTS"). Prior contracts were sold during the period from March, 1998 until May, 2000. This Prospectus principally describes the contract offered by this Prospectus but also describes the prior contracts. The principal differences between the contract offered by this Prospectus and the prior contracts relate to the availability of additional fixed investment options available under the prior contracts, the minimum initial purchase payment, and certain charges made by us. For information concerning prior contracts, see Appendix D.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract, is less than $2,000.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, there are seventy-three Variable Account investment options. Each of the Variable Account investment options is a sub-account of the Variable Account that in the case of the John Hancock Trust, (the "Trust") (formerly, Manufacturers Investment Trust) invests in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares). A full description of each portfolio is in the portfolio prospectuses. The portion of your contract value in the Variable Account and monthly variable annuity benefit payments will reflect the investment performance of the sub-accounts selected.


Fixed. There is one fixed account investment option. Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

                                      * * *

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options, you may transfer your contract values among any of the investment options (except as noted above under "Investment Options - Fixed."). During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. An administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statement for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving owner will be deemed the beneficiary of the deceased owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms.

If the annuitant dies after the maturity date and annuity benefit payments have been selected based on an annuity option providing for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits and fixed account guarantees.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "MATURITY DATE" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. The contract or certificate may not be modified by us without your consent except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any certificate issued after the effective date of the modification.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

DISCONTINUANCE OF NEW OWNERS. In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses.

See Appendix D for a discussion of different charges and deductions applicable to prior contracts.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

ANNUAL ADMINISTRATION FEE            $  0(A)
-------------------------            -------
TRANSFER FEE
          Guaranteed Fee             $ 25(B)
          Current Fee                $  0(B)

(A) See Appendix D for administration fees that may be imposed on certain older contracts.

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES(A). The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

Mortality and expense risks fee                     0.30%
Administration fee - asset based                    0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES              0.45%

(A) A daily charge reflected as a percentage of the variable investment accounts.


Total Annual Portfolio Operating Expenses
The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (A)                           MINIMUM (B)    MAXIMUM
---------------------------------------------                           -----------    -------
Range of expenses  that are deducted from fund assets, including
management  fees,  Rule 12b-1 fees, and other expenses                     0.76%        1.87%

(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.76% and 1.79% respectively. Expense reimbursements may be terminated at any time.

(B) For contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Variable Account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                                          TOTAL
                                                MANAGEMENT     RULE 12B-1     OTHER       ANNUAL
PORTFOLIO                                          FEES           FEES       EXPENSES    EXPENSES
---------                                       ----------     ----------    --------    --------
JOHN HANCOCK TRUST - Series II shares:
Science & Technology Trust(H)                   1.04%(C)       0.25%         0.07%       1.36%
Pacific Rim Trust(H)                            0.80%          0.25%         0.28%       1.33%
Health Sciences Trust(H)                        1.05%(C)       0.25%         0.11%       1.41%
Emerging Growth Trust                           0.80%          0.25%         0.07%       1.12%
Emerging  Small Company Trust(H)                1.00%          0.25%         0.06%       1.31%
Small Cap Trust(A)                              0.85%          0.25%         0.07%       1.17%
Small Company Trust +                           1.05%          0.25%         0.57%(A)    1.87%(D)
Dynamic Growth Trust(H)                         0.95%          0.25%         0.07%       1.27%
Mid Cap Stock Trust(H)                          0.86%          0.25%         0.05%       1.16%
Natural Resources Trust                         1.01%          0.25%         0.07%       1.33%
All Cap Growth Trust(H)                         0.89%          0.25%         0.06%       1.20%
Strategic Opportunities Trust(H)                0.80%          0.25%         0.07%       1.12%
Financial Services Trust(H)                     0.88%(F)       0.25%         0.08%       1.21%
International Opportunities Trust(A)            1.00%          0.25%         0.20%       1.45%
International Stock Trust(H)                    0.95%          0.25%         0.16%       1.36%
International Small Cap Trust(H)                1.00%          0.25%         0.19%       1.44%
International Value Trust(H)                    0.87%(E)       0.25%         0.15%       1.27%
Quantitative Mid Cap Trust(H)                   0.75%          0.25%         0.09%       1.09%
Mid Cap Core Trust                              0.90%          0.25%         0.16%       1.31%
Global Trust(H)                                 0.85%(E)       0.25%         0.15%       1.25%
Capital Appreciation Trust(H)                   0.85%          0.25%         0.07%       1.17%
U.S. Global Leaders Growth Trust +              0.71%          0.25%         0.73%(A)    1.69%(D)
Quantitative All Cap Trust                      0.71%          0.25%         0.05%       1.01%
All Cap Core Trust(H)                           0.80%          0.25%         0.07%       1.12%
Large Cap Growth Trust(H)                       0.85%          0.25%         0.06%       1.16%
Blue Chip Growth Trust(H)                       0.82%(C)       0.25%         0.04%       1.11%
U.S. Large Cap Trust(H)                         0.82%          0.25%         0.06%       1.13%
Core Equity Trust +                             0.85%          0.25%         0.06%(A)    1.16%
Strategic Value Trust(H)                        0.85%          0.25%         0.09%       1.19%
Large Cap Value Trust                           0.85%          0.25%         0.13%       1.23%
Classic Value Trust(+)                          0.87%          0.25%         0.56%(A)    1.68%(D)
Utilities Trust(H)                              0.85%          0.25%         0.25%       1.35%
Real Estate Securities Trust(H)                 0.70%          0.25%         0.05%       1.00%
Small Cap Opportunities Trust                   1.00%          0.25%         0.08%       1.33%
Small Company Value Trust(H)                    1.04%          0.25%         0.01%       1.30%
Special Value Trust                             1.00%          0.25%         0.28%       1.53%
Mid Cap Value Trust(H)                          0.87%          0.25%         0.05%       1.17%
Value Trust(H)                                  0.74%          0.25%         0.06%       1.05%
All Cap Value Trust(H)                          0.84%          0.25%         0.06%       1.15%
Fundamental Value Trust(H)                      0.84%(F)       0.25%         0.05%       1.14%
Growth & Income Trust(H)                        0.65%          0.25%         0.04%       0.94%
Large Cap Trust(A)                              0.85%          0.25%         0.15%       1.25%
Quantitative Value Trust+                       0.70%          0.25%         0.08%(A)    1.03%
Equity-Income Trust(H)                          0.81%(C)       0.25%         0.05%       1.11%
Income & Value Trust(H)                         0.79%          0.25%         0.04%       1.08%
Global Allocation Trust(H)                      0.85%          0.25%         0.20%       1.30%
High Yield Trust(H)                             0.68%          0.25%         0.07%       1.00%
U.S. High Yield Bond Trust(A)                   0.75%          0.25%         0.21%       1.21%

                                                                                          TOTAL
                                                MANAGEMENT     RULE 12b-1     OTHER       ANNUAL
PORTFOLIO                                          FEES           FEES       EXPENSES    EXPENSES
---------                                       ----------     ----------    --------    --------
Strategic Bond Trust(H)                         0.70%          0.25%         0.08%       1.03%
Strategic Income Trust+                         0.73%          0.25%         0.46%(A)    1.44%
Global Bond Trust(H)                            0.70%          0.25%         0.10%       1.05%
Investment Quality Bond Trust(H)                0.60%          0.25%         0.09%       0.94%
Total Return Trust(H)                           0.70%          0.25%         0.05%       1.00%
Real Return Bond Trust                          0.70%          0.25%         0.07%       1.02%
Core Bond Trust(A)                              0.69%          0.25%         0.21%       1.15%
Active Bond Trust(A)                            0.61%          0.25%         0.04%       0.90%
U.S. Government Securities Trust(H)             0.62%          0.25%         0.07%       0.94%
Money Market Trust(H)                           0.48%          0.25%         0.03%       0.76%
Small Cap Index Trust(H)                        0.49%          0.25%         0.03%       0.77%
International Equity Index Trust (A)            0.55%          0.25%         0.06%       0.86%
Mid Cap Index Trust(H)                          0.49%          0.25%         0.03%       0.77%
Total Stock Market Index Trust(H)               0.49%          0.25%         0.03%       0.77%
500 Index Trust(H)                              0.46%          0.25%         0.05%       0.76%
Lifestyle Aggressive 1000 Trust(H)              0.05%          0.25%         1.02%(B)    1.32%
Lifestyle Growth 820 Trust(H)                   0.05%          0.25%         0.95%(B)    1.25%
Lifestyle Balanced Trust(H)                     0.05%          0.25%         0.89%(B)    1.19%
Lifestyle Moderate Trust(H)                     0.05%          0.25%         0.87%(B)    1.17%
Lifestyle Conservative Trust(H)                 0.05%          0.25%         0.78%(B)    1.08%
American Growth Trust(G)                        0.35%          0.75%         0.03%       1.13%
American International Trust(G)                 0.54%          0.75%         0.08%       1.37%
American Blue Chip Income and Growth Trust(G)   0.45%          0.75%         0.05%       1.25%
American Growth-Income Trust(G)                 0.29%          0.75%         0.03%       1.07%
PIMCO Variable Insurance Trust - Class M Shares:
PIMCO VIT All Asset Portfolio                       %              %             %           %



+   Commencement of operations -- May 3, 2004



(A) Based on estimates for the current fiscal year



(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                        TOTAL ANNUAL
PORTFOLIO                              OTHER EXPENSES     EXPENSES
---------                              --------------   ------------
Lifestyle Aggressive 1000 Trust             1.01%           1.31%
Lifestyle Growth 820 Trust                  0.94%           1.24%
Lifestyle Balanced Trust                    0.89%           1.19%
Lifestyle Moderate Trust                    0.86%           1.16%
Lifestyle Conservative Trust                0.78%           1.08%
This voluntary expense reimbursement may be terminated at any time.



(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.



The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                   MANAGEMENT                 TOTAL ANNUAL
PORTFOLIO                            FEES                       EXPENSES
--------------------------         ----------                 ------------
SCIENCE & TECHNOLOGY TRUST           1.01%                        1.33%

HEALTH SCIENCES TRUST                1.02%                        1.38%

BLUE CHIP GROWTH TRUST               0.79%                        1.08%

EQUITY-INCOME TRUST                  0.79%                        1.09%



(d) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                                     TOTAL ANNUAL
PORTFOLIO                                     OTHER EXPENSES           EXPENSES
--------------------------------------        --------------         ------------
SMALL COMPANY TRUST                                0.49%                  1.79%

U.S. GLOBAL LEADERS GROWTH TRUST                   0.50%                  1.46%

CLASSIC VALUE TRUST                                0.50%                  1.62%

THESE VOLUNTARY EXPENSE REIMBURSEMENTS
MAY BE TERMINATED AT ANY TIME.



(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:



PORTFOLIO                                     MANAGEMENT FEES        TOTAL ANNUAL EXPENSES
---------------------------------             ---------------        ---------------------
GLOBAL TRUST                                       0.80%                     1.20%

INTERNATIONAL VALUE TRUST                          0.80%                     1.20%

THESE ADVISORY FEE WAIVERS MAY BE
RESCINDED AT ANY TIME.



(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.



                                                                         BETWEEN $50
                                                      FIRST $50          MILLION AND       EXCESS OVER
PORTFOLIO                                              MILLION*          $500 MILLION*     $500 MILLION*
---------------------------------------------         ---------          ------------      -------------
FINANCIAL SERVICES TRUST                                0.85%                0.80%              0.75%

FUNDAMENTAL VALUE TRUST                                 0.85%                0.80%              0.75%

*AS A PERCENTAGE OF AVERAGE ANNUAL NET ASSETS.



If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:



                                                      MANAGEMENT         TOTAL ANNUAL
PORTFOLIO                                                FEES              EXPENSES
------------------------                              ----------         ------------
FINANCIAL SERVICES TRUST                                0.83%                1.16%

FUNDAMENTAL VALUE TRUST                                 0.79%                1.09%



(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, And American Growth-Income, during The Year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective april 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management fees" and "Total Annual Expenses" would be:



                                                      MANAGEMENT         TOTAL ANNUAL
PORTFOLIO                                                FEES              EXPENSES
---------------------                                 ----------         ------------

AMERICAN GROWTH TRUST                                    0.34%               1.12%

AMERICAN INTERNATIONAL TRUST                             0.53%               1.36%

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST               0.44%               1.24%

AMERICAN GROWTH-INCOME TRUST                             0.28%               1.06%



(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.



Examples
The examples below are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.



The first example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and Principal Plus. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum portfolio operating expenses- Contract with optional riders:



                                                           1 YEAR       3 YEARS       5 YEARS    10 YEARS
                                                           ------       -------       -------    --------
IF YOU SURRENDER THE CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:

IF YOU ANNUITIZE, OR DO NOT SURRENDER THE
CONTRACT AT THE END OF THE APPLICABLE TIME
PERIOD:



The second example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Contract with no optional riders:



                                                        1 YEAR          3 YEARS           5 YEARS           10 YEARS
                                                        ------          -------           -------           --------
IF YOU SURRENDER THE CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:

IF YOU ANNUITIZE, OR DO NOT SURRENDER THE
CONTRACT AT THE END OF THE APPLICABLE TIME
PERIOD:



For purposes of presenting the foregoing examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or less than those shown.

For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted and that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of a portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS


JOHN HANCOCK USA



We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



We are indirect subsidiary of MFC



The Manufacturers Life Insurance Company and John Hancock USA have received the following ratings from independent rating agencies:


           A++ A.M. Best
           Superior companies have a very strong ability to meet their obligations; 1st category of 16


           AA+ Fitch
           Very strong capacity to meet policyholder and contract obligations; 2nd category of [24]


           AA+ Standard & Poor's
           Very strong financial security characteristics; 2nd category of 21

           Aa2 Moody's
           Excellent in financial strength; 3rd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA'S ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT


The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into John Hancock USA. As a result of this merger, John Hancoc
USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account, and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.



The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the portfolio(s) you select.


The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 ACT") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration is no longer required.

The Variable Account currently has seventy-three sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.


THE PORTFOLIOS



The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust (except those invested in the All Asset Portfolio. The Trust (and the PIMCO Variable Insurance Trust (the "PIMCO TRUST")) is registered under the 1940 Act as an open-end management investment company. The portfolios must pay investment management fees, Rule 12-b-1 fees and other operating expenses. These fees and expenses, as shown in the portfolio expense table in "Summary- Total Annual Portfolio Operating Expenses" section of the Prospectus are different for each fund and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a portfolio or its affiliates at an annual rate of up to approximately 0.25% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that portfolio. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.



The figures for the portfolios shown in the portfolio expense table are based upon historical portfolio expenses as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.



The Trust receives investment advisory services from John Hancock Investment Management Services, LLC ("JHIMS LLC")(formerly, Manufacturers Securities Services, LLC).



Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.



The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST TRUST") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to May 13, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee).



The All Asset Portfolio is a series of the PIMCO Trust which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").



                                        Portfolio                    Investment
Portfolio                                Manager                     Description

                                       Portfolio                                 Investment
Portfolio                              Manager                                   Description
----------------------------         -----------------              ----------------------------------------------------------
Science & Technology Trust           T. Rowe Price                  seeks long-term growth of capital by investing,  under
                                     Associates, Inc.               normal market condition, at least 80% of its net
                                                                    assets (plus any  borrowings  for investment  purposes)
                                                                    in common stocks of companies  expected to benefit
                                                                    from the  development, advancement, and use of
                                                                    science and technology. Current income is incidental
                                                                    to the portfolio's objective

Pacific Rim Trust                    MFC  Global                    seeks  long-term  growth of capital by investing in a
                                     Investment                     diversified  portfolio  that is comprised  primarily of
                                     Management                     common stocks and equity-related securities of
                                     (U.S.A.)Limited                corporations domiciled in countries in the Pacific
                                                                    Rim region

Health Sciences Trust                T. Rowe Price                  seeks long-term capital  appreciation by investing,
                                     Associates, Inc.               under normal market conditions,  at least 80% of its
                                                                    net assets (plus any borrowings for investment
                                                                    purposes) in common stocks of companies  engaged in
                                                                    the research,  development, production,  or
                                                                    distribution  of  products or  services  related to health care,  medicine,  or the life  sciences (collectively
                                                                    termed "health sciences").

Emerging Growth Trust                MFC  Global                    seeks superior  long-term rates of return through
                                     Investment                     capital  appreciation  by investing,  under normal
                                     Management                     circumstances, primarily in high quality securities
                                     (U.S.A.) Limited               and convertible instruments of small-cap U.S.
                                                                    companies.

Emerging Small Company Trust         Franklin  Advisers,            seeks  long-term  growth of capital by  investing,  under
                                     Inc. Should                    normal market  conditions,  at least 80% of its net
                                     This  Read                     assets (plus any  borrowings  for  investment  purposes)
                                     Franklin                       in common  stock  equity  securities  of  companies  with
                                     Templeton                      market capitalizations that approximately match the
                                     Now Per List?                  range of capitalization of the russell 2000 growth
                                                                    index* ("small cap stocks") at the time of purchase.

Small Cap Trust                      Independence
                                     Investment LLC

Small Cap Index Trust                Mfc  Global                    seeks to approximate  the aggregate  total return of a
                                     Investment                     small cap u.s.  domestic equity market index by
                                     Management                     attempting to track the performance of the Russell
                                     (U.S.A.)Limited                2000 Index.

Small Company Trust                  American Century               seeks  long-term  capital growth by investing,  under
                                     Investment                     normal market  conditions,  primarily in equity
                                     Management,  Inc.              securities of smaller-capitalization  u.s. companies.
                                                                    The subadviser uses quantitative,  computer-driven
                                                                    models to construct the portfolio of stocks for the
                                                                    Small Company Trust.

Dynamic Growth Trust                 Deutsche Asset                 seeks long-term growth of capital by investing in
                                     Management Inc.                stocks and other equity securities of medium-sized
                                                                    U.S.  companies with strong growth potential.

Mid Cap Stock Trust                  Wellington                     seeks  long-term  growth of  capital  by  investing
                                     Management                     primarily  in equity  securities  of  mid-size  companies
                                     Company, Llp                   with significant capital appreciation potential.

PORTFOLIO                   PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
----------                  --------------------    -------------------------
Natural Resources Trust     Wellington              seeks long-term total return by investing, under normal
                            Management              market conditions, primarily in equity and
                            Company, LLP            equity-related securities of natural resource-related companies worldwide.

All Cap Growth Trust        AIM Capital             seeks long-term capital appreciation by investing the
                            Management, Inc.        portfolio's assets under normal market conditions,
                                                    principally in common stocks of companies that are
                                                    likely to benefit from new or innovative products,
                                                    services or processes, as well as those that have
                                                    experienced above average, long-term growth in
                                                    earnings and have excellent prospects for future growth.

Strategic Opportunities     Fidelity Management &   seeks growth of capital by investing primarily in
Trust                       Research Company        common stocks. Investments may include securities of
                                                    domestic and foreign issuers, and growth or value
                                                    stocks or a combination of both.

Financial Services          Davis Advisors          seeks growth of capital by investing primarily in
Trust                                               common stocks of financial companies. During normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes)
                                                    are invested in companies that are principally engaged in
                                                    financial services. A company is "principally engaged"
                                                    in financial services if it owns financial
                                                    services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

International               Marisco Capital
Opportunities Trust         Management, LLC

International Stock         Deutsche Asset          seeks long-term growth of capital by investing in
Trust                       Management Investment   stocks and other securities with equity characteristics of
                            Services Ltd.           companies located in the developed countries that make
                                                    up the MSCI EAFE Index.

International Small         Templeton Investment    seeks capital appreciation by investing primarily in
Cap Trust                   Counsel, Inc.           the common stock of companies located outside the U.S.
                                                    which have total stock market capitalization or annual
                            Change to Franklin      revenues of $1.5 billion or less ("small company
                            Templeton per List?     securities").

International Equity        SsgA Funds              seeks to track the performance of broad-based equity
Index Trust                 Management, Inc.        indices of foreign companies in developed and emerging
                                                    markets by attempting to track the performance of the
                                                    MSCI All Country World ex-US Index*. (Series I
                                                    shares are available for sale to contracts purchased
                                                    prior to May 13, 2002; Series II shares are available for
                                                    sale to contracts purchased on or after May 13, 2002)

PORTFOLIO                   PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
----------                  --------------------    -------------------------
American International      Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management              International Fund, a series of American Fund Insurance
                            Company                 Series. The International Fund invests primarily in
                                                    common stocks of companies located outside the United
                                                    States.

International Value         Templeton               seeks long-term growth of capital by investing, under
Trust                       Investment Counsel,     normal market conditions, primarily in equity
                            Inc.                    securities of companies located outside the U.S., including emerging markets.

Quantitative Mid Cap        MFC Global              seeks long-term growth of capital by investing, under
Trust                       Investment              normal market conditions, at least 80% of its total
                            Management              assets (plus any borrowings for investment purposes) in U.S.
                            (U.S.A.) Limited        mid-cap stocks, convertible preferred stocks,
                                                    convertible bonds and warrants.

Mid Cap Index Trust         MFC Global              seeks to approximate the aggregate total return of a
                            Investment              mid cap U.S. domestic equity market index by attempting to
                            Management              track the performance of the S&P Mid Cap 400 Index*.
                            (U.S.A.) Limited

Mid Cap Core Trust          AIM Capital             seeks long-term growth of capital by investing,
                            Management, Inc.        normally, at least 80% of its assets in equity
                                                    securities, including convertible securities, of mid-capitalization companies.

Global Trust                Templeton Global        seeks long-term capital appreciation by investing,
                            Advisors Limited        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world,
                                                    including emerging markets.

Capital Appreciation        Jennison Associates     seeks long-term capital growth by investing at least
Trust                       LLC                     65% of its total assets in equity-related securities of
                                                    companies that exceed $1 billion in market
                                                    capitalization and that the subadviser believes have
                                                    above-average growth prospects. These companies are
                                                    generally medium-to-large capitalization companies.

American Growth             Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management              Growth Fund, a series of American Fund Insurance Series. The
                            Company                 Growth Fund invests primarily in common stocks of
                                                    companies that appear to offer superior opportunities
                                                    for growth of capital.

U.S. Global Leaders         Sustainable Growth      seeks long-term growth of capital by investing,
Growth Trust                Advisers, L.P.          under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

PORTFOLIO                   PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
----------                  --------------------    -------------------------
Quantitative All Cap        MFC Global              seeks long-term growth of capital by investing,
Trust                       Investment              under normal circumstances, primarily in equity securities of
                            Management              U.S. companies. The portfolio will generally focus on
                            (U.S.A.) Limited        equity securities of U.S. companies across the three
                                                    market capitalization ranges of large, mid and small.

All Cap Core Trust          Deutsche Asset          seeks long-term growth of capital by investing
                            Management Inc.         primarily in common stocks and other equity securities
                                                    within all asset classes (small, mid and large cap)
                                                    primarily those within the Russell 3000 Index

Large Cap Growth            Fidelity Management     seeks long-term growth of capital by investing,
Trust                       & Research              under normal market conditions, at least 80% of its net
                            Company                 assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

Total Stock Market          MFC Global              seeks to approximate the aggregate total return of a
Index Trust                 Investment              broad U.S. domestic equity market index by attempting
                            Management              to track the performance of the Wilshire 5000 Equity
                            (U.S.A.) Limited        Index*

Blue Chip Growth            T. Rowe Price           seeks to achieve long-term growth of capital
Trust                       Associates, Inc.        (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the
                                                    portfolio's total assets in the common stocks of large and medium-
                                                    sized blue chip growth companies. Many of the stocks
                                                    in the portfolio are expected to pay dividends.

U.S. Large Cap Trust        Capital Guardian        seeks long-term growth of capital and income by
                            Trust Company           investing the portfolio's assets, under normal market
                                                    conditions, primarily in equity and equity-related
                                                    securities of companies with market capitalization
                                                    greater than $500 million.

Core Equity Trust           Legg Mason Funds        seeks long-term capital growth by investing, under
                            Management, Inc.        normal market conditions, primarily in equity
                                                    securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase
                                                    securities at large discounts to the subadviser's
                                                    assessment of their intrinsic value.

Strategic Value Trust       Massachusetts           seeks capital appreciation by investing, under
                            Financial Services      normal market conditions, at least 65% of its net assets in
                            Company                 common stocks and related securities of companies
                                                    which the subadviser believes are undervalued in the
                                                    market relative to their long term potential.

Large Cap Value Trust       Mercury Advisors        seeks long-term growth of capital by investing,
                                                    under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies
                                                    located in the U.S.

Classic Value Trust         Pzena Investment        seeks long-term growth of capital by investing,
                            Management, LLC         under normal market conditions, at least 80% of its net
                                                    assets in domestic equity securities.

Utilities Trust             Massachusetts           seeks capital growth and current income (income
                            Financial Services      above that available from a portfolio invested entirely
                            Company                 in equity securities) by investing, under normal market
                                                    conditions, at least 80% of the portfolio's net assets
                                                    (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in
                                                    the utilities industry.

PORTFOLIO                   PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
----------                  --------------------    -------------------------
Real Estate Securities      Deutsche Asset          seeks to achieve a combination of long-term capital
Trust                       Management Inc.         appreciation and current income by investing, under
                                                    normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS")
                                                    and real estate companies.

Small Cap                   Munder Capital          seeks long-term capital appreciation by investing,
Opportunities Trust         Management              under normal circumstances, at least 80% of its assets
                                                    in equity securities of companies with market
                                                    capitalizations within the range of the companies in
                                                    the Russell 2000 Index.

Small Company Value         T. Rowe Price           seeks long-term growth of capital by investing,
                            Associates, Inc.        undernormal market conditions, primarily in small companies whose common stocks are believed to be undervalued.
                                                    Under normal market conditions, the portfolio will
                                                    invest at least 80% of its net assets (plus any
                                                    borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market
                                                    capitalization of any security in the Russell 2000
                                                    Index* at the time of purchase.

Special Value               Saloman Brothers        seeks long-term capital growth by investing, under
(only Series II             Asset Management        normal circumstances, at least 80% of its net assets in
available)                  Inc                     common stocks and other equity securities of companies
                                                    whose market capitalization at the time of investment
                                                    is no greater than the market capitalization of companies
                                                    in the Russell 2000 Value Index.

Mid Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing, under
                                                    normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in
                                                    mid-sized companies, with market capitalization of
                                                    roughly $500 million to $10 billion.

Value                       Van Kampen              seeks to realize an above-average total return over
                                                    a market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in equity
                                                    securities of companies with capitalizations similar to
                                                    the market capitalization of companies in the Russell
                                                    Midcap Value Index.

All Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing in equity
                                                    securities of U.S. and multinational companies in all
                                                    capitalization ranges that the subadviser believes are
                                                    undervalued.

500 Index Trust             MFC Global              seeks to approximate the aggregate total return of a
                            Investment              broad U.S. domestic equity market index by attempting
                            Management              to track the performance of the S&P 500 Composite
                            (U.S.A.) Limited        Stock Price Index*.

PORTFOLIO                   PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
----------                  --------------------    -------------------------
Fundamental Value           Davis Advisors          seeks growth of capital by investing, under normal
Trust                                               market conditions, primarily in common stocks of U.S.
                                                    companies with market capitalizations of at least $5
                                                    billion that the subadviser believes are undervalued.
                                                    The portfolio may also invest in U.S. companies with
                                                    smaller capitalizations.

Growth & Income Trust       Wellington              seeks long-term growth of capital and income,
                            Management              consistent with prudent investment risk, by investing
                            Company, LLP            primarily in a diversified portfolio of common stocks
                                                    of U.S. issuers which the subadviser believes are of high
                                                    quality.

Large Cap Trust             UBS Global Asset        (NEW PORTFOLIO
                            Management

Quantitative Value          MFC Global              seeks long-term capital appreciation by investing
Trust                       Investment              primarily in large-cap U.S. securities with the
                            Management              potential for long-term growth of capital.
                            (U.S.A.) Limited

American Growth-            Capital Research        invests all of its assets in Class 2 shares of the
Income Trust                Management              Growth- Income Fund, a series of American Fund Insurance
                            Company                 Series. The Growth-Income Fund invests primarily in
                                                    common stocks or other securities which demonstrate
                                                    the potential for appreciation and/or dividends.

Equity-Income Trust         T. Rowe Price           seeks to provide substantial dividend income and
                            Associates, Inc.        also long-term capital appreciation by investing
                                                    primarily in dividend-paying common stocks,
                                                    particularly of established companies with favorable
                                                    prospects for both increasing dividends and capital
                                                    appreciation.

American Blue Chip Income   Capital Research        invests all of its assets in Class 2 shares of the Blue
and Growth Trust            Management              Chip Income and Growth Fund, a series of American Fund
                            Company                 Insurance Series. The Blue Chip Income and Growth
                                                    Fund invests primarily in common stocks of larger,
                                                    more established companies based in the U.S. with
                                                    market capitalizations of $4 billion and above.

Income & Value Trust        Capital Guardian        seeks the balanced accomplishment of (a)
                            Trust Company           conservation of principal and (b) long-term growth of
                                                    capital and income by investing the portfolio's assets
                                                    in both equity and fixed-income securities. The
                                                    subadviser has full discretion to determine the allocation between equity and fixed income securities.

                                Portfolio
     Portfolio                   Manager                         Investment Description
-----------------------    ------------------    ------------------------------------------------------------
PIMCO VIT All              Pacific Investment    seeks maximum real return consistent with preservation
Asset Portfolio            Management            of real capital and prudent investment management by
(a series of the PIMCO     Company               investing, under normal circumstances, substantially
Variable Insurance                               all of its assets in Institutional Class shares of the PIMCO
Trust)(only Class M                              Funds, Pacific Investment Management Series, an
is available for sale)                           affiliated open-end investment company.
-----------------------    ------------------    ------------------------------------------------------------
Global Allocation          UBS Global Asset      seeks total return, consisting of long-term capital
Trust                      Management            appreciation and current income, by investing in equity and fixed income securities of issuers located within and
                                                 outside the U.S.
-----------------------    ------------------    ------------------------------------------------------------
 High Yield Trust          Saloman Brothers      seeks to realize an above-average total return over a market
                           Asset Management      cycle of three to five years, consistent with reasonable
                           Inc                   risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.
-----------------------    ------------------    ------------------------------------------------------------
U.S. High Yield Bond       Wells Fargo Fund      (NEW PORTFOLIO)
Trust                      Management, LLC
-----------------------    ------------------    ------------------------------------------------------------
Strategic Bond Trust       Saloman Brothers      seeks a high level of total return consistent with
                           Asset Management      preservation of capital by giving its subadviser broad
                           Inc                   discretion to deploy the portfolio's assets among certain
                                                 segments of the fixed income market as the subadviser
                                                 believes will best contribute to achievement of the
                                                 portfolio's investment objective.
-----------------------    ------------------    ------------------------------------------------------------
Strategic Income Trust     John Hancock          seeks a high level of current income by investing, under
                           Advisers, LLC         normal market conditions, primarily in foreign government
                                                 and corporate debt securities from developed and emerging
                                                 markets; U.S. Government and agency securities; and U.S.
                                                 high yield bonds.
-----------------------    ------------------    ------------------------------------------------------------
Global Bond Trust          Pacific Investment    seeks to realize maximum total return, consistent with
                           Management            preservation of capital and prudent investment management by
                           Company               investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S.
                                                 dollar.
-----------------------    ------------------    ------------------------------------------------------------
Investment Quality         Wellington            seeks a high level of current income consistent with the
 Bond Trust                Management            maintenance of principal and liquidity, by investing in a
                           Company, LLP          diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The
                                                 portfolio may also invest up to 20% of its assets in
                                                 non-investment grade fixed income securities.
-----------------------    ------------------    ------------------------------------------------------------
 Total Return Trust        Pacific Investment    seeks to realize maximum total return, consistent with
                           Management            preservation of capital and prudent investment management by
                           Company               investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average
                                                 portfolio duration will normally vary within a three- to
                                                 six-year time frame based on the subadviser's forecast for interest rates.
-----------------------    ------------------    ------------------------------------------------------------
 Real Return Bond Trust    Pacific Investment    seeks maximum return, consistent with preservation of
                           Management            capital and prudent investment management by investing,
                           Company               under normal market conditions, at least 80% of its net
                                                 assets in inflation-indexed bonds of varying maturities
                                                 issued by the U.S. and non-U.S. governments and by
                                                 corporations.

                                Portfolio
     Portfolio                   Manager                         Investment Description
-----------------------    ------------------    ------------------------------------------------------------
Core Bond Trust            Wells Fargo Fund      (NEW PORTFOLIO)
                           Management, LLC
-----------------------    ------------------    ------------------------------------------------------------
Active Bond Trust          Declaration           (VST PORTFOLIO NEW TO MIT)
                           Management &
                           Research LLC
                           John Hancock
                           Advisers, LLC
-----------------------    ------------------    ------------------------------------------------------------
U.S. Government            Saloman Brothers      seeks a high level of current income consistent with
Securities Trust           Asset Management      preservation of capital and maintenance of liquidity, by
                           Inc                   investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                 collateralized mortgage obligations backed by such
                                                 securities.
-----------------------    ------------------    ------------------------------------------------------------
Money Market Trust         MFC Global            seeks maximum current income consistent with preservation of
                           Investment            principal and liquidity by investing in high quality money
                           Management            market instruments with maturities of 397 days or less
                           (U.S.A.) Limited      issued primarily by U. S. entities.
-----------------------    ------------------    ------------------------------------------------------------
Lifestyle Aggressive       MFC Global            seeks to provide long-term growth of capital (current income
1000 Trust                 Investment            is not a consideration) by investing 100% of the Lifestyle
                           Management            Trust's assets in other portfolios of the Trust ("Underlying
                           (U.S.A.) Limited      Portfolios") which invest primarily in equity securities.
                           Deutsche Asset
                           Management Inc.
-----------------------    ------------------    ------------------------------------------------------------
 Lifestyle Growth 820      MFC Global            seeks to provide long-term growth of capital with
 Trust                     Investment            consideration also given to current income by investing
                           Management            approximately 20% of the Lifestyle Trust's assets in
                           (U.S.A.) Limited      Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying
                                                 Portfolios which invest primarily in equity securities.
                           Deutsche Asset
                           Management Inc.
-----------------------    ------------------    ------------------------------------------------------------
Lifestyle Balanced         MFC Global            seeks to provide a balance between a high level of current
640 Trust                  Investment            income and growth of capital with a greater emphasis given
                           Management            to capital growth by investing approximately 40% of the
                           (U.S.A.)Limited       Lifestyle Trust's assets in Underlying Portfolios which
                                                 invest primarily in fixed income securities and
                           Deutsche Asset        approximately 60% of its assets in Underlying Portfolios
                           Management Inc.       which invest primarily in equity securities.

                                Portfolio
     Portfolio                   Manager                         Investment Description
-----------------------    ------------------    ------------------------------------------------------------
Lifestyle Moderate         MFC Global            seeks to provide a balance between a high level of current
460 Trust                  Investment            income and growth of capital with a greater emphasis given
                           Management            to current income by investing approximately 60% of the
                           (U.S.A.)Limited       Lifestyle Trust's assets in Underlying Portfolios which
                                                 invest primarily in fixed income securities and
                                                 approximately 40% of its assets in Underlying Portfolios
                                                 which invest primarily in equity securities.

                           Deutsche Asset
                           Management Inc.
-----------------------    ------------------    ------------------------------------------------------------
Lifestyle                  MFC Global            seeks to provide a high level of current income with some
Conservative 280           Investment            consideration also given to growth of capital by investing
Trust                      Management            approximately 80% of the Lifestyle Trust's assets in
                           (U.S.A.)Limited       Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying
                                                 Portfolios which invest primarily in equity securities.

                           Deutsche Asset
                           Management Inc.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a subaccount.


                                      * * *

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote portfolio shares.

We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS AND INDIVIDUALS

The Contracts are designed primarily as a funding vehicle for "asset based fee arrangements."

The contracts are designed primarily as funding vehicles for "asset based fee arrangements" offered by brokerage firms which may charge an additional fee for their services. We will treat any such fees assessed against the contract as partial withdrawals from the contract. See "Federal Tax Matters" for further information on the tax implications of assessing such fees against the contract.

Usually, a group certificate will be issued. An individual contract is intended for use where a group contract is not available. Group contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups consisting of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors, LLC, formerly, Manulife Financial Securities LLC ("JHD LLC"), the principal underwriter of the contracts.


An eligible member of a group to which a group contract has been issued may become an owner under the contract, or a person may purchase an individual contract, where available, by submitting a completed application and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the group contract, or an individual contract, may be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate or contract to any person in our sole discretion. All rights and privileges under a group contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. Provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise contractual rights and privileges.

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $25,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan . The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by writing us or by telephone.

For information relating to the minimum initial purchase payment under prior contracts, see Appendix D.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited in the valuation period during which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which the payment was received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for such sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing
(a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses. See Appendix D for the mortality and Expense risk fees for prior contracts.

Contract value may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS


During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options , subject to the restrictions set forth below.



You may make a transfer by providing written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.



Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.



We reserve the right to take other actions to restrict trading, including, but not limited to:



      restricting the number of transfers made during a defined period, restricting the dollar amount of transfers, restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.



In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

Telephone transfers and withdrawals are permitted.

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form (we will provide you with one upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.



As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on an appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS


You may withdraw all or a portion of your contract value, but may incur tax liability as a result.


During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office less any unpaid loans, and the contract will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.




When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option (see "Fixed Account Investment Option").

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "Appendix C: Qualified Plan Types" below).

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payments made. If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.


Death Benefit During Accumulation Period



If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.



See Appendix D for information on the death benefit provisions under prior contracts.


IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan.

AMOUNT OF DEATH BENEFIT. If any contract owner dies during the accumulation period, the death benefit will be the greater of the contract value or the minimum death benefit. The minimum death benefit is equal to the sum of all purchase payments made by or on behalf of you minus a reduction for any partial withdrawals made by or on behalf of you. The amount of the reduction is the greater of:

      -     the amount of the partial withdrawal, or

      - the amount obtained by multiplying the minimum death benefit prior to the withdrawal by the ratio of the partial withdrawal to the contract value prior to the withdrawal.

Partial withdrawals include amounts applied under an annuity option under the contract. If you have any debt under the contract, the death benefit otherwise payable is reduced by such debt.

The determination of the death benefit will be made on the date written notice and proof of death, as well as all required claims forms, are received at our Annuity Service Office. No person is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate.

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract and all purchase payments and all purchase payments and withdrawals made prior to the death of the first owner will be ignored.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options", which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

If any annuitant is changed and any owner is not a natural person, the entire interest in the contract must be distributed to the owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

A substitution or addition of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above).

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.


Pay-out Period Provisions


Annuity benefits may be paid in several ways.




GENERAL

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs. Thus, for example, in the case of contracts or certificates issued as IRAs, the co-annuitant referred to in options 2(a) and 2(b) must be your spouse, the life expectancy of the annuitant in option 1(b) and of the joint annuitants in option 2(b) must be at least ten years, and options 3, 4, and 5 are available only with our consent.

The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant.

      Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options (which we are contractually obligated to offer at all times), we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the Remaining annuity benefit payments during the remaining period certain

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments subsequent to the first will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "Net Investment Factor" above) for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD


Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.



Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS


Ten Day Right to Review


You have a ten-day right to cancel your contract.


The owner may cancel the contract or certificate by returning it to our Annuity Service Office or agent at any time within ten days after receiving it. Within seven days of receiving a returned contract or certificate, we will pay the owner, the contract value less any debt, computed at the end of the valuation period during which we receive the returned contract.


No charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under the Code Sections 408 and 408A, during the first seven days of the ten-day period, we will return all purchase payments if this is greater than the amount otherwise payable.


(Applicable to Residents of California Only)



Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.



Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application.



OWNERSHIP


You are entitled to exercise all rights under the contract. In the case of a group contract, you are entitled to exercise all rights under your certificate not reserved to the group holder.


The owner is entitled to exercise all rights under the contract. In the case of a group annuity contract, the contract is owned by the group holder; however, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interest as specified in his or her certificate. During the accumulation period, the owner is the person designated in the contract or certificate specifications page or as subsequently named. During the pay-out period, the annuitant is the owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the owner.


In the case of non-qualified contracts, the owner's interest in a contract may be changed, or a certificate or individual contract may be collaterally assigned, at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Ownership of a group contract may be assigned at any time by the group holder. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. (see "FEDERAL TAX MATTERS"). A change of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment.An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract or an owner's interest in the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under
Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. Subject to the foregoing, an owner's interest in a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. Thus, in the case of an IRA, the owner and annuitant must be the same person and the annuitant cannot be changed.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract or certificate specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts or certificates, Treasury Department regulations may limit designations of beneficiaries.

COMPANY APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MODIFICATION

We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

DISCONTINUANCE OF NEW OWNERS

In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTION

Fixed account investment options are not securities.

SECURITIES REGISTRATION. Contract values allocated to the fixed account investment option are held in our general account. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("MANULIFE"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed portion of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

Fixed account investment options guarantee interest of at least 3%.

INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option as noted above. We establish a separate investment account each time you allocate or transfer amounts to the fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may renew the fixed investment account for another one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge.

If you do not specify the renewal option desired, we will renew the one-year guarantee period that has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "Accumulation Period Provisions" above. The following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C Qualified Plan Types" below).

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "Annuity Options" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying portfolio prospectuses.

For information on certain charges and deductions under prior contracts, see Appendix D.


ADMINISTRATION FEES


We deduct asset-based charges totaling 0.45% on an annual basis for administration, and mortality and expense risks.


Fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account:


A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contract values will in effect pay a higher proportion of this portion of the administrative expense than smaller contract values.

Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees as to any outstanding individual contracts or any certificates under group contracts issued prior to the effective date of the modification of those fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEES

The amount of the annual administration fee on a contract or certificate may be reduced or eliminated when sales of the contracts or certificates are made to a group of individuals in a manner that results in savings of administration expenses. We will determine entitlement to such a reduction or elimination of the administration charges in the following manner:

      - The size and type of group to which administrative services are provided will be considered.

      - The total amount of purchase payments to be received will be considered.

      - There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

If after consideration of the foregoing factors, we determine that there will be a reduction in administration expenses, we will provide a reduction in the annual administration fee. The administration fee may be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the administration fees be permitted where that reduction or elimination will be unfairly discriminatory to any person. FOR FURTHER INFORMATION, CONTACT YOUR REGISTERED REPRESENTATIVE.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed in the case of individual contracts or with respect to existing certificates in the case of group contracts. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 0.30% of the value of the variable investment accounts on an annual basis. The charge will be reflected in your contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risks charge cannot be increased under an individual contract. The rate can be increased under a group contract, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder.

We may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks we have determined for persons for whom the contracts have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss.

Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

TAXES

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts or certificates.

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix B for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

Since the contracts are designed primarily as funding vehicles for "asset based fee arrangements" offered by brokerage firms which may charge an additional fee for their services, no compensation is paid to selling brokers for sales of the contract.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, IRS rulings, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions. References below to the contract generally include the certificate in the case of group contracts.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

      - we, rather than the owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain annuities purchased by employers upon the termination of certain qualified plans,

      - certain annuities used in connection with structured settlement agreements, and

      - annuities purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the owner's gross income. The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyholders were not owners of separate account assets (and thus not taxable on the income and gains). For example, an owner under this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the owner's contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and his or her investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the amount included in the transferor's income.

The contract may be used in connection with an asset based fee arrangement. Under such arrangements, a fee, typically equal to a specified percentage of the assets included in the arrangement is imposed. We will treat any such fees assessed against the contract as partial withdrawals from the contract.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract" as adjusted to reflect prior withdrawals

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.


There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract, including partial withdrawals, full withdrawals and annuity benefit payments. Exceptions to this penalty tax include distributions:


      -     received on or after the date on which the owner reaches age 59 1/2;

      - attributable to the owner's becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the owner or, if the owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Aggregation may also be required with respect to old and new contracts if a portion of an existing contract's value is invested in a new contract in a tax-free partial exchange under section 1035 of the Code.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

QUALIFIED RETIREMENT PLANS

[SPECIAL TAX PROVISIONS APPLY TO QUALIFIED PLANS. CONSULT YOUR TAX ADVISOR PRIOR TO USING THE CONTRACT WITH A QUALIFIED PLAN.]

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.

Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C of this prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with qualified plans, including IRAs, which should be considered by a purchaser.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.)

Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules govern the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries and the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement - as defined in the tax law - maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

      -     received on or after the date on which the owner reaches age 59 1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

Certain special tax considerations may apply if the contract is used in connection with an asset based fee arrangement. For example, if the contract is qualified under section 403(b) of the Code, distribution restrictions applicable to such contacts may prohibit the use of contract value to pay asset based fees.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Section 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

Some qualified contracts have a loan feature.

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, Treasury Department regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "Withdrawals" above").

When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.


[FEDERAL INCOME TAX WITHHOLDING]


We may be required to withhold amounts from some distributions for federal income taxes.


We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances (for example, in the case of an eligible rollover distribution) we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. The withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay broker/dealers to sell the Contracts.


JOHN HANCOCK DISTRIBUTORS, LLC, FORMERLY, Manulife Financial Securities LLC, ("JHD LLC"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. JHD LLC, located at 601 CONGRESS Street, Boston, Massachusetts 02210, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by JHD LLC to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES
Your inquiries should be directed to our Annuity Service Office at P.O. Box 55230, Boston, Massachusetts 02205-55230.

CONFIRMATION STATEMENTS
You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor [JHD LLC] are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT
We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

As a matter of administrative practice, we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

As stated above under "The Portfolios," we will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ACCUMULATION PERIOD: The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the specification page of the contract or certificate, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method you select. At the maturity date, we will provide an annuity with payments guaranteed for 10 years and for the lifetime of the annuitant, if the annuitant lives more than 10 years. This will be the annuity option unless changed.

ANNUITY SERVICE OFFICE: The address of our Annuity Service Office is: P.O. Box 55230, Boston, Massachusetts 02205-5230.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

APPLICATION: The document signed by you that serves as your application for an individual contract or participation under a group contract.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE: The document which is issued to you which summarizes your rights and benefits as owner of a participating interest in a group contract.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTRACT ANNIVERSARY: For an individual contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

CONTRACT APPLICATION: The document signed by you, as Group Holder, that evidences your application for a Contract or, where context requires, the document signed by you, as a prospective owner applying for an individual contract or a certificate evidencing participation in a group contract.

CONTRACT DATE:  The date of issue of the contract.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in an owner's loan account plus any accrued loan interest. The loan provision is available only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:


      -     A certified copy of a death certificate;



      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



      -     Any other proof satisfactory to us.


Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT: All our assets other than assets in separate accounts.

GROUP HOLDER: The person, persons or entity to whom a group contract is issued.

INVESTMENT ACCOUNT: An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE: The value of your allocation to an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax, if any.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER: In the case of a group contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. In the case of an individual contract, the person, persons or entity named in the contract and entitled to all of the ownership rights under the contract. The owner is as specified on the contract or certificate specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The pay-out period is the time (beginning on the maturity date) when we make payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor portfolio.

PURCHASE PAYMENT: An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: - Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                         APPENDIX B: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                              TAX RATE
                     ---------------------------
                                         NON-
                     QUALIFIED         QUALIFIED
STATE                CONTRACTS         CONTRACTS
------------------   ---------         ---------
CALIFORNIA             0.50%             2.35%

MAINE                  0.00%             2.00%

NEVADA                 0.00%             3.50%

PUERTO RICO            1.00%             1.00%

SOUTH DAKOTA A         0.00%             1.25%

WEST VIRGINIA          1.00%             1.00%

WYOMING                0.00%             1.00%

A Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium).

                        APPENDIX C: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. . The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs and other contracts subject to the required minimum distribution rules.

SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the required minimum distribution rules.

ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59 1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. . The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which includes ROTH IRAs) and other contracts subject to the required minimum distribution rules.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. . The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the last year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.) These restrictions on withdrawals may prohibit the payment of asset based fees from the contract.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

                           APPENDIX D: PRIOR CONTRACTS

We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTACTS"). Prior contracts were sold from March, 1998 until May 1, 2000.

The prior contracts were designed as funding vehicles for amounts that are "rolled over" from employee benefit plans. The contracts serve primarily as Individual Retirement Annuities under Section 408 of the Internal Revenue Code ("IRAs") although they were also used to fund other plans qualifying for special income tax treatment under the Code or plans not entitled to such special income tax treatment under the Code.

The principal differences between the contract offered by this Prospectus and the prior contracts relate to:

      - the availability of additional fixed account investment options under prior contracts,

      -     the minimum initial purchase payment, and

      -     certain charges made by us.

These differences are described below. A separate expense summary for these prior contracts is also set forth below.

EXPENSE SUMMARY. The following table and Example are designed to assist you in understanding the various costs and expenses related to the prior contracts. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus. The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying portfolio Prospectus.


ANNUAL ADMINISTRATION FEE                                                      $30(A)
SEPARATE ACCOUNT ANNUAL EXPENSES            Mortality and expense risks fee   0.30%(B)
(as a percentage of average account value)
                                            Administration fee                0.15%
                                            Total Separate Account Annual
                                            Expense                           0.45%(C)



(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.



(B) 0.85% of average account value prior to May 1, 2000



(C) 1.00% of average account value prior to May 1, 2000


PORTFOLIO ANNUAL EXPENSES. See "Summary - Portfolio Annual Expenses" in the Prospectus.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR PRIOR CONTRACTS



Contracts issued prior to May 13, 2002 contain certain investment options that invest in Series I shares of a corresponding portfolio of the Trust. As a result, the range of Total Annual Portfolio Operating Expenses for these previously issued contracts differs from the range shown in the Summary section of the Prospectus. The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically if you own a contract issued prior to May 13, 2002. The table relates to all the variable investment options that are available for these previously issued contracts. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR CONTRACTS ISSUED PRIOR            MINIMUM    MAXIMUM
                       TO MAY 13, 2002(A)
----------------------------------------------------------------------------    -------    -------
Range of expenses that are deducted from fund assets,
including management fees, Rule 12b-1 fees, and other expenses



(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.56% and 1.79% respectively. Expense reimbursements may be terminated at any time.



The following table describes the operating expenses for each of the Series I portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each of these portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table. See the Summary section of the Prospectus for information on Series II portfolios of the Trust.



                                                                              TOTAL
                                     MANAGEMENT    RULE 12b-1     OTHER       ANNUAL
               PORTFOLIO                FEES          FEES       EXPENSES    EXPENSES
               ---------             ----------    ----------    --------    --------
JOHN HANCOCK TRUST - SERIES I SHARES:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------



                                                                              TOTAL
                                     MANAGEMENT    RULE 12b-1     OTHER       ANNUAL
               PORTFOLIO                FEES          FEES       EXPENSES    EXPENSES
               ---------             ----------    ----------    --------    --------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------



+ Commencement of operations -- May 3, 2004



(A) Based on estimates for the current fiscal year



(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                         TOTAL
                                                         ANNUAL
        PORTFOLIO                      OTHER EXPENSES   EXPENSES
        ---------                      --------------   --------
Lifestyle Aggressive 1000 Trust
Lifestyle Growth 820 Trust
Lifestyle Balanced Trust
Lifestyle Moderate Trust
Lifestyle Conservative Trust
This voluntary expense reimbursement
  may be terminated at any time.



(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.



The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:



                              MANAGEMENT    TOTAL ANNUAL
         PORTFOLIO               FEES         EXPENSES
         ---------            ----------    ------------
Science & Technology Trust
Health Sciences Trust
Blue Chip Growth Trust
Equity-Income Trust



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:




                                                           TOTAL ANNUAL
          PORTFOLIO                      OTHER EXPENSES      EXPENSES
          ---------                      --------------    ------------
Small Company Trust
U.S. Global Leaders Growth Trust
Classic Value Trust
These voluntary expense reimbursements
  may be terminated any time.



(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:



                                    MANAGEMENT    TOTAL ANNUAL
          PORTFOLIO                    FEES         EXPENSES
          ---------                 ----------    -----------
Global Trust
International Value Trust
These advisory fee waivers may be
  rescinded at any time.



(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.



                                          BETWEEN $50
                                          MILLION AND   EXCESS OVER
                              FIRST $50      $500          $500
       PORTFOLIO              MILLION*      MILLION*      MILLION*
       ---------              ---------   -----------   -----------
Financial Services Trust
Fundamental Value Trust



*as a percentage of average annual net assets.



If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:



                                    MANAGEMENT    TOTAL ANNUAL
        PORTFOLIO                      FEES         EXPENSES
        ---------                   ----------    -----------
Financial Services Trust
Fundamental Value Trust



(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:



                                    MANAGEMENT    TOTAL ANNUAL
          PORTFOLIO                    FEES         EXPENSES
          ---------                 ----------    -----------
American Growth Trust
American International Trust
American Blue Chip Income and
  Growth Trust
American Growth-Income Trust



EXAMPLES UNDER PRIOR CONTRACTS



The four examples below are intended to help you compare the cost of investing in a previously issued contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. The first and third examples assume that you purchased certain optional benefits that were available at the time we issued a contract; the second and fourth examples assume that you did not purchase any optional benefits.. All four of the examples assume that you invest $10,000 in a contract and that your investment has a 5% return each year. For purposes of presenting these examples, we have also made certain assumptions that are mandated by the SEC and described in the Summary section of the Prospectus. CONSEQUENTLY, THE AMOUNTS LISTED IN THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.



The first example applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and GRIP II. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum portfolio operating expenses- Prior Contract (issued before May 13,
2002) with optional riders:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
If you surrender the contract at the end
 of the applicable time period:
If you annuitize, or do not surrender the
 contract at the end of the applicable time period:



The second example also applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Prior Contract (issued before May 13,
2002) with no optional riders:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
If you surrender the contract at the end of the
 applicable time period:
If you annuitize, or do not surrender the
 contract at the end of the applicable time period:



The third example applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and GRIP III. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum portfolio operating expenses- Prior Contract (issued after May 13, 2002 but before May 1, 2005) with optional riders:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
If you surrender the contract at the
  end of the applicable time period:
If you annuitize, or do not surrender the contract
  at the end of the applicable time period:



The fourth example also applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Prior Contract (issued after May 13, 2002 but before May 1, 2005) with no optional riders:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
If you surrender the contract at the end
  of the applicable time period:
If you annuitize, or do not surrender the
  contract at the end of the applicable time period:


EXAMPLE. See "Summary - Example" in the Prospectus.

A Table of Accumulation Unit Values Relating to the Contract is set forth below in Appendix U.


(FIXED ACCOUNT INVESTMENT OPTIONS)


FIXED INVESTMENT OPTIONS. Under the contract described in the prospectus there is only a one year fixed account investment option. Under the prior contracts there are five fixed account investment options: one, three, five and seven year investment accounts and a fixed investment account which may be established under the Dollar Cost Averaging ("DCA") program ("DCA fixed investment account") to make automatic monthly transfers from a fixed account to one or more variable investment options. (See "Dollar Cost Averaging" below.) We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

RENEWALS. Under the prior contracts, at the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

MARKET VALUE CHARGE. Under the prior contracts, any amount withdrawn, transferred or borrowed from a fixed investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

      A-    The guaranteed interest rate on the investment account.

      B- The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

      C- The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the owner;

      -     amounts withdrawn to pay fees or charges;

      - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

      -     amounts withdrawn from a one-year fixed investment account;

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii)

                  any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      -     be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non forfeiture laws of the state with jurisdiction over the contract.

DOLLAR COST AVERAGING ("DCA"). If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or DCA fixed account investment option is exhausted. Under the prior contracts, in states where approved by the state insurance department, a special one year fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA fixed account investment option is not available under the contract described in the prospectus.

WITHDRAWALS. Under the prior contracts, the market value charge described above may apply to withdrawals from any fixed investment option except for a one year fixed investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

LOANS. We offer a loan privilege only to owners of contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS." The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

INITIAL PURCHASE PAYMENT. The minimum initial purchase payment is $25,000 under the contract described in the prospectus and was $3,500 under the prior contracts.

CERTAIN CHARGES AND DEDUCTIONS. Certain charges and deductions under prior contracts differ from the charges and deductions under the contract described in the prospectus.

ANNUAL ADMINISTRATION FEE. Under the contract described in the prospectus, we will normally deduct no annual administration.

For prior contracts, the annual administration fee is $30, and we will waive this fee if, during the accumulation period, the contract value is equal to or greater than $100,000 at the time of assessment of the fee.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee under both the contract described in this prospectus and the prior contracts.

MORTALITY AND EXPENSE RISKS CHARGE. Under the contract described in the prospectus, the mortality and expense risks charge which we assess is 0.30%. Under the prior contracts, this charge was 0.85% until May 1, 2000, at which time it was lowered to 0.30%.

                  APPENDIX U: TABLE OF ACCUMULATION UNIT VALUES

                          [TO BE UPDATED BY AMENDMENT]

                          SUPPLEMENT TO PROSPECTUS FOR
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (FORMERLY, THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H)
                                DATED MAY 1, 2005



Fixed Account Investment Option
For contracts purchased on and after October 7, 2002: (a) purchase payments may not be allocated to the one-year fixed account investment option and (b) transfers from the variable account investment options to the one-year fixed account investment option will not be permitted.



For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the one or three year fixed account investment options.



For contracts issued prior to May 1, 2000, new purchase payments may not be allocated to the five and seven-year fixed account investment options.



                          Supplement dated May 1, 2005



Strategy.Supp 5/2005]

                                     PART-B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H


                                       OF


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John
Hancock Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning
(800) 344-1029.



                  John Hancock Life Insurance Company (U.S.A.)


                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304

                                    663-3000
                                 (800) 344-1029

                         www. Johnhancockannuities.Com



          Statement OF Additional Information Dated April 30, 2005.



Strategy .SAI [5/05]

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.....................
ACCUMULATION UNIT VALUE TABLES......................
SERVICES............................................
    Independent Auditors............................
    Servicing Agent.................................
    Principal Underwriter...........................



APPENDIX A: AUDITED FINANCIAL STATEMENTS............

GENERAL INFORMATION AND HISTORY


John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Variable Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a Separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "The Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into The Company. As a result of this merger, The Company became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.


Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT AUDITORS


The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2004 and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

            daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions; semimonthly commission statements; monthly summaries of agent production and daily transaction reports; semiannual statements for contract owners; and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC, ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003, 2002 were $_____, $293,120,491 and $275,138,774 , respectively. JHD LLC did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

                          [TO BE UPDATED BY AMENDMENT]

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES
                    --------------------------------------------
DATE OF CHANGE      OLD NAME                                      NEW NAME
--------------      --------------------------------------------  ----------------------------------------------------------
October 1, 1997     NASL Variable Account                         The Manufacturers  Life Insurance Company of North America
                                                                  Separate Account A
October 1, 1997     North   American   Security  Life  Insurance  The Manufacturers Life Insurance Company of North America
                    Company
November 1, 1997    NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.
September 24, 1999  Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc
January 1, 2005     The  Manufacturers  Life  Insurance  Company  John Hancock Life Insurance Company (U.S.A.)
                    (U.S.A.) Separate Account A                   Separate Account A
January 1, 2005     The  Manufacturers  Life  Insurance  Company  John Hancock Life Insurance Company (U.S.A.)
                    (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets including the assets of Separate Account A.

                                    * * * * *
Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H (Part B of the registration statement). - TO BE FILED BY AMENDMENT

            (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). - TO BE FILED BY AMENDMENT

      (b)   Exhibits

            (1) (i) Form of Resolution of the Board of Directors of The Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment No. 1 to this registration statement filed January 2, 2002 (the "Pre-Effective Amendment").

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (i)   Form of Underwriting Agreement - Incorporated by
                        reference to Exhibit 3 (i) to post-amendment No. 6 on Form N-4, file number 33-76162, filed March 1, 1999 on behalf of The Manufacturers Life Insurance Company of
                        North America.

                  (ii) Form of broker-dealer agreement - Incorporated by reference to Exhibit 3(ii) to initial registration statement on Form N-4 (333-70864) filed October 3, 2001 (the "Initial Registration Statement")

                  (iii) Form of Promotional Agent Agreement. Incorporated by
                        reference to Exhibit 3 (iii) to pre-effective amendment no. 1 to registration statement filed on Form N-4, file number 333-38081 filed on March 17, 1998 on behalf of The Manufacturers Life Insurance Company of North America.

      (4)   (i)   Form of Flexible Payment Deferred Combination Fixed and
                  Variable Group Annuity Contract, Non-Participating --
                  Incorporated by reference to Exhibit 4 (i) to registration statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance
                  Company of North America.

            (ii) Specimen Certificate Under Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract, Non-Participating --Incorporated by reference to Exhibit 3
                  (ii) to registration
                  statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.

            (iii) Specimen Endorsements to Contract: (i) Individual Retirement
                  Annuity Endorsement; (ii) ERISA Tax-sheltered Annuity Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv)
                  Section 401 Plans Endorsement; (v) Texas Optional Retirement Program Endorsement; (vi) Qualified Contract Provisions; (vii) Fixed Account Endorsement; (viii) Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(iii) to registration statement filed on Form N-4, file number 333-38081 filed February 26, 1998 on behalf of The Manufacturers Life Insurance Company of North America.

            (iv) Individual Retirement Annuity Endorsement -- Incorporated by reference to Exhibit 3 (iv) to registration statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.

            (v) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement filed on Form N-4, file number 33-76162, filed March 1, 1999 on behalf of The Manufacturers Life Insurance Company of North America.

            (vi)  457 Plan Endorsements - Incorporated by reference to Exhibit
                  (b)(4)(vi) to post-effective amendment no. 4 to registration statement filed on Form N-4, file number 333-38081, filed on April 25, 2001 on behalf of The Manufacturers Life Insurance Company of North America.

      (5)   (i)   Specimen Application for Flexible Payment Deferred Combination
                  fixed and Variable Group Annuity Contract, Non-Participating.
                  - Incorporated by reference to Exhibit 3 (iv) to pre-effective amendment No. 1 registration statement on Form N-4, file number 333-38081, filed on March 17, 1998 on behalf of The
                  Manufacturers Life Insurance Company of North America.

            (ii) Specimen Certificate Application - Incorporated by reference to Exhibit (b)(5)(ii) to post effective amendment no. 4 to Form N-4, file number 33-76684, filed February 26, 1998 on behalf of Separate Account A of The Manufacturers Life Insurance Company of North America.

      (6)   (i)   Restated Articles of Redomestication of The Manufacturers Life
                  Insurance Company (U.S.A.) -- Incorporated by reference to
                  Exhibit A(6) to the registration statement on Form S-6 filed
                  July 20, 2000 (File No. 333-41814 ).

            (ii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) -- Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

      (7)    (i)  Form of contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life Insurance Company, effective July 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4,file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

            (ii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life Insurance Company, effective July 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4, file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

            (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Automatic Reinsurance Agreement with Swiss Re America, effective August 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(iv) to post-effective amendment no. 3 to Form N-4, file number 33-76684, filed February 28, 1997 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

            (iv) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance Agreement with PaineWebber Life Insurance Company, effective December 31, 1994

                  -- Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 3 to Form N-4, file no. 33-76684, filed February 28, 1997.

            (v) Form of coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997

            (vi) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                  i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                        Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April , 2002

                  ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. . Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April , 2002

                  iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. . Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April , 2002

            (vii) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                  with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April , 2002.

            (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                  with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. . Incorporated by reference to
                  Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April , 2002

            (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. . Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April , 2002

            i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. . Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April , 2002

            (x) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April , 2002

      (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

            (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum, Inc.-- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-76684, filed February 28, 1997 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

            (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 27, 2000.

            (iii) Amendment to Remote Service Agreement dated March 1999 with
                  CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

            (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America -Incorporated by reference to Exhibit (8)(iv) to the Initial Registration Statement.

      (9) Opinion of James D. Gallagher, Esq. as to the legality of the securities being registered and consent to use of opinion - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

      (10) Written consent of Ernst & Young LLP independent auditors. - TO BE FILED BY AMENDMENT

      (11) All financial statements omitted from Item 23, Financial Statements Not Applicable.

      (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor Underwriter or initial contract owners Not Applicable.

      (13) Schedule for computation of performance quotations provided in the Registration Statement in response to Item 21--Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

      (14)  Financial Data Schedule --Not Applicable

      (15)  Powers of Attorney

            (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

            (ii) Powers of Attorney (John Ostler) - Incorporated by reference to Exhibit (15) (ii) to the Initial Registration Statement

            (iii ) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by reference to Exhibit (15) (iii) to the Initial Registration Statement

            (iv) Power of Attorney (Steven Mannik) - Incorporated by reference to Exhibit (15)(iv) to post-effective amendment no. 1 filed April, 2002.

            (v) Power of Attorney (Alison Alden) - Incorporated by reference to Exhibit (15)(v) to post-effective amendment no. 4 filed February 26, 2004.

            (vi)  Power of Attorney (Marc Costantini) - FILED HEREWITH

            (vii) Power of Attorney (John D. DesPrez III, Alison Alden, James R.
                  Boyle, Robert A. Cook, James P. O'Malley, John R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, Warren A. Thomson - FILED HEREWITH

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
-----------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS  POSITION WITH DEPOSITOR
------------------------------------  ----------------------------------------------------------
John D. DesPrez III*                  Director and Chairman of the Board of Directors, President
Alison Alden*                         Executive Vice President, Human Resources & Communications,
                                      Director
James Boyle*                          President, Individual Wealth Management, Director
Robert A. Cook*                       President, U.S. Insurance; Director
Peter Copestake**                     Vice President, Treasurer
TABLE>

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
James D. Gallagher*                   Executive Vice President, Secretary and General Counsel

Donald Guloien**                      Executive Vice President and Chief Investment Officer

Norman Light**                        Vice President and Chief Financial Officer, Investments

Steven Mannik**                       President, Reinsurance

James O'Malley**                      President, U.S. Group Pension; Director

John Ostler**                         Director

Rex Schlaybaugh, Jr.**                Director

Marc Costantini*                      Executive Vice President and Chief Financial Officer

Warren Thomson**                      Senior Vice President, Investments, Director

Diana Scott*                          Director, Executive Vice President & Chief Administrative Officer

Denis Turner**                        Senior Vice President and Controller

*Principal business office is 601 Congress Street, Boston, MA  02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                         LEGAL    % OF     JURISDICTION OF
                AFFILIATE                                 ID     EQUITY     INCORPORATION      DIVISION
------------------------------------------------------   -----   ------   -----------------   -----------
MANULIFE FINANCIAL CORPORATION                           0002      100        CANADA          Corporate
  John Hancock Holdings (Delaware) LLC                   0275      100        Delaware        Corporate
     John Hancock Financial Services, Inc.               0003      100        Delaware        Corporate
  The Manufacturers Life Insurance Company               0001      100        Canada          Corporate
     Manulife Bank of Canada                             0058      100        Canada          Canadian
     Manulife Financial Services Inc.                    0199      100        Canada          Canadian
     Manulife Securities International Ltd.              0079      100        Canada          Canadian
     Manulife Canada Ltd.                                0157      100        Canada          Canadian
     First North American Insurance Company              0111      100        Canada          Canadian
     Equinox Financial Group, Inc.                       0239      100        Canada          Canadian
       EIS Insurance Services, Inc.(1.)                             50        Canada          Canadian
       2733854 Canada Ltd. (2.)                                    100        Canada          Canadian
     JLOC Holding Company                                           30      Cayman Islands    Corporate
     Opportunity Finance Company                                    30      Cayman Islands    Corporate
     Cantay Holdings Inc.                                0051      100        Ontario         Corporate
     Canaccord Capital Inc.                                      13.07     British Columbia   Corporate
     Regional Power Inc.                                 0136    83.50        Canada          Corporate
                  ADDALAM POWER CORPORATION.                        50        Philippines     Investments
     Manulife Data Services Inc.                         0081      100        Barbados        Corporate
     Manulife Enterprises (Alberta) Limited              0276      100        Alberta         Corporate
       Manulife Enterprises (Bermuda) Limited            0277      100        Bermuda         Corporate
     Manulife Capital Inc.                               0278      100        Canada          Corporate
     P.V.S. Preferred Vision Services Inc.                          20        Canada          Investments
     880 Belgrave Way Holdings Ltd.                                100    British Columbia    Investments
     Churchill Office Park Limited                                  45        Canada          Investments
     Landex Properties Ltd.                              0238      100    British Columbia    Investments
     Enterprise Capital Management Inc.                             20        Ontario         Investments
     6212344 Canada Limited                              0272      100        Canada          Investments
     SEAMARK Asset Management Ltd.                               35.01        Canada          Investments
     1293319 Ontario Inc.                                0170      100        Ontario         Investments
     3426505 Canada Inc.                                 0161      100        Canada          Investments
     FNA Financial Inc.                                  0115      100        Canada          Investments
       Elliot & Page Limited                             0116      100        Ontario         Investments
     NAL Resources Limited                               0117      100        Alberta         Investments
     NAL Resources Management Limited                    0120      100        Canada          Investments
       1050906 Alberta Ltd.                              0127      100        Alberta         Investments
     2015500 Ontario Inc.                                0154      100        Ontario         Investments
     NALC Holdings Inc.(3)                               0103       50        Ontario         Investments
     2015401 Ontario Inc.                                0140      100        Ontario         Investments
     2024385 Ontario Inc.                                0153      100        Ontario         Investments
     Cavalier Cable, Inc.(4.)                                       78        Delaware        Investments
     MFC Global Investment Management (U.S.A.) Limited   0156      100        Canada          Investments
     Resolute Energy Inc.                                        11.42        Alberta         Investments
     Micro Optics Design Corporation                             17.69        Nevada          Investments
     PK Liquidating Company II, LLC                                 18        Delaware        Investments
     Intrepid Energy Corp.                                          19        Alberta         Investments
     Avotus Corp.                                                10.13        Canada          Investments
     Manulife Holdings (Alberta) Limited                 0201      100        Alberta         U.S.
       Manulife Holdings (Delaware) LLC                  0205      100        Delaware        U.S.
         The Manufacturers Investment Corporation        0087      100        Michigan        U.S.

                                                             LEGAL     % OF     JURISDICTION OF
                      Affiliate                               ID      EQUITY     INCORPORATION     DIVISION
---------------------------------------------------------    -----    -------   ---------------   ------------
           Manulife Reinsurance Limited                       0067      100       Bermuda         Reinsurance
             Manulife Reinsurance (Bermuda) Limited           0203      100       Bermuda         Reinsurance
           John   Hancock   Life    Insurance    Company      0019      100       Michigan        U.S.
  (U.S.A.)(5.)
             The  Manufacturers  Life Insurance  Company      0017      100       Michigan        U.S.
  of America
             Manulife Service Corporation                     0007      100       Colorado        U.S.
             John Hancock Distributors LLC(6.)                0005      100       Delaware        U.S.
             Aegis Analytical Corporation                             15.41       Delaware        Investments
             John    Hancock    Investment    Management      0097       60       Delaware        U.S.
  Services, LLC(7.)
             John Hancock Life Insurance  Company of New      0094      100       New York        U.S.
  York(8.)
             Ironside Venture Partners I LLC                  0196      100       Delaware        Investments
                NewRiver Investor Communications Inc.                 11.29       Delaware        Investments
             Polymerix Corporation                                     11.4       Delaware        Investments
             Ennal, Inc.                                      0124      100       Delaware        U.S.
             Ironside Venture Partners II LLC                 0197      100       Delaware        Investments
             Manulife     Property     Management     of                100       Wash., D.C.     Investments
  Washington, D.C., Inc.
             Avon Long Term Care Leaders LLC                  0158      100       Delaware        U.S.
             ESLS Investment Limited, LLC                                25       Ohio            Corporate
             Flex Holding, LLC                                         27.7       Delaware        Corporate
                Flex Leasing I, LLC                                   99.99       Delaware        Corporate
             Manulife Leasing Co., LLC                                   80       Delaware        Corporate
             Dover Leasing Investments, LLC                              99       Delaware        Corporate
             MCC Asset Management, Inc.                       0186      100       Delaware        U.S.
     MFC Global Fund Management (Europe) Limited                        100       England         Investments
       MFC Global Investment Management (Europe) Limited      0064      100       England         Investments
     WT (SW) Properties Ltd.                                  0082      100       England         Corporate
     Manulife                                     Europe      0138      100       Germany         Reinsurance
  Ruckversicherungs-Aktiengesellschaft
       Manulife Holdings (Bermuda) Limited                    0147      100       Bermuda         Reinsurance
         Manulife Management Services Ltd.                    0191      100       Barbados        Reinsurance
         Manufacturers P&C Limited                            0036      100       Barbados        Reinsurance
                           MANUFACTURERS            LIFE      0049      100       Barbados        Reinsurance
REINSURANCE LIMITED
     FCM Holdings Inc.                                        0104      100       Philippines     Asia
     Manulife (Singapore) Pte. Ltd.                           0014      100       Singapore       Asia
       John Hancock Life Assurance Company, Ltd.                        100       Singapore       Asia
     The Manufacturers Life Insurance Co. (Phils.), Inc.      0164      100       Philippines     Asia
       FCM Plans, Inc.                                        0155      100       Philippines     Asia
       Manulife Financial Plans, Inc.                         0187      100       Philippines     Asia
     Manulife (Vietnam) Limited                               0188      100       Vietnam         Asia
     Manulife International Holdings Limited                  0152      100       Bermuda         Asia
       Manulife Provident Funds Trust Company Limited         0163      100       Hong Kong       Asia
       Manulife Asset Management (Asia) Limited                         100       Barbados        Asia
         Manulife Asset Management (Hong Kong) Limited        0078      100       Hong Kong       Asia
         P.T. Manulife Aset Manajemen Indonesia               0141       85       Indonesia       Asia
           P.T. Buanadaya Sarana Informatika(9.)                         96       Indonesia       Asia

       Manulife (International) Limited                       0028      100    Bermuda        Asia
         Manulife-Sinochem Life Insurance Co. Ltd.            0043       51    China          Asia
         The  Manufacturers   (Pacific  Asia)  Insurance      0061      100    Hong Kong      Asia
  Company Limited
                           MANULIFE CONSULTANTS LIMITED                 100    Hong Kong      Asia
                           MANULIFE            FINANCIAL                100    Hong Kong      Asia
SHAREHOLDINGS LIMITED
         Manulife Financial Management Limited                          100    Hong Kong      Asia
         Manulife Financial Group Limited                               100    Hong Kong      Asia
         Manulife Financial Investment Limited                          100    Hong Kong      Asia
     P.T. Asuransi Jiwa Manulife Indonesia                    0042       71    Indonesia      Asia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA       0075       99    Indonesia      Asia
                  P.T. MANULIFE INTIJAYA                                 90    Indonesia      Asia
                  P.T. MANULIFE INTISARI                                 95    Indonesia      Asia
     6306471 Canada Inc.                                      0282      100    Canada         Corporate
       CDF (Thailand) Ltd.                                    0287       90    Thailand       Asia
         OQC (Thailand) Ltd.(10.)                             0288       51    Thailand       Asia
           Interlife   John   Hancock   Assurance   Public    0286       70    Thailand       Asia
  Company Limited(11.)
     Manulife Technology & Services Sdn Bhd                   0285      100    Malaysia       Asia
     Manulife Alberta Limited                                 0279      100    Alberta        Corporate
       Manulife European Holdings (Bermuda) Limited           0270      100    Bermuda        Corporate
         Manulife   European   Investments    (Luxembourg)    0271      100    Luxembourg     Corporate
  S.a.r.l.
           Manulife Hungary Holdings Limited(12.)             0149       99    Hungary        Corporate
     MLI Resources Inc.                                       0193      100    Alberta        Corporate
       Manulife Life Insurance Company(13.)                   0180    35.02    Japan          Japan
         MFC Global Investment Management (Japan) Limited     0208      100    Japan          Japan
       Manulife Century Investments (Bermuda) Limited         0172      100    Bermuda        Corporate
         Manulife Century Investments (Luxembourg) S.A.       0173      100    Luxembourg     Corporate
           Manulife Century Investments (Netherlands) B.V.    0174      100    Netherlands    Corporate
             Manulife Premium Collection Co., Ltd.(14.)       0178       57    Japan          Japan
             Y.K. Manulife Properties Japan                   0142      100    Japan          Japan
             Daihyaku Manulife Holdings (Bermuda) Limited     0175      100    Bermuda        Corporate
             Manulife Century Holdings (Netherlands) B.V.     0195      100    Netherlands    Corporate
     Manulife Holdings (Hong Kong) Limited                    0015      100    Hong Kong      Asia
     Manulife (Malaysia) SDN.BHD.                             0074      100    Malaysia       Asia
     Manulife Financial Systems (Hong Kong) Limited           0053      100    Hong Kong      Asia

-------------------


(1.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life Insurance Company.



(2.)  Inactive subsidiaries are noted in italics.



(3.)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.



(4.)   22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance
      Company (U.S.A.).



(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.) effective January 1, 2005.



(6.)  Name change from Manulife Financial Securities LLC effective January 1,
      2005.



(7.) Name change from Manufacturers Securities Services, LLC effective January 1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.



(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.



(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.



(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.



(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.



(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.



(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
      Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.



(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract owners.


      As of DECEMBER 31, 2004, there were 29 qualified contracts and 14 nonqualified contracts outstanding.


Item 28. Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

                NAME OF INVESTMENT COMPANY                           CAPACITY IN WHICH ACTING
---------------------------------------------------------------      ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H        Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account A        Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account N        Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account I        Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account L        Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account M        Principal Underwriter

John Hancock Life Insurance Company of New York Separate Account A     Principal Underwriter

John Hancock Life Insurance Company of New York Separate Account B     Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

            *Principal business office is 601 Congress Street, Boston, MA 02210

            **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

            ***Principal business office is 680 Washington Blvd, Stamford, CT 06901

      (c)   None.

Item 30. Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

      None.

Item 32. Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            John Hancock Life Insurance Company (U.S.A.) (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 28th day of February, 2005.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez
    -------------------
    John D. DesPrez III
    President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez
    -------------------
    John D. DesPrez III
    President

Product Name: Strategy
FIle Number:  333-70864


                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of February, 2005.



       Signature                             Title
----------------------------      ---------------------------------
/s/ John D. DesPrez  III
----------------------------      Chairman and President
John D. DesPrez  III              (Principal Executive Officer)

/s/ Marc Costantini
----------------------------      Executive Vice President and CFO
Marc Costantini                   (Principal Financial Officer)

*
----------------------------      Director
Alison Alden

*
----------------------------      Director
James R. Boyle

*
----------------------------      Director
Robert A. Cook

*
----------------------------      Director
James O'Malley

*
----------------------------      Director
John R. Ostler

*
----------------------------      Director
Rex Schlaybaugh, Jr.

*
----------------------------      Director
Diana Scott

*
----------------------------      Director
Warren Thomson

/s/ James D. Gallagher
---------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

                EXHIBIT INDEX

   ITEM NO.            DESCRIPTION

24(b)(15)(vi)   Power of Attorney (Marc Costantini)

24(b)(15(vii)   Power of Attorney (John D. DesPrez III, Alison Alden, James R.
                Boyle, Robert A. Cook, James P. O'Malley, John R. Ostler, Rex
                Schlaybaugh, Jr., Diana Scott, Warren A. Thomson